EQUITY (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Common Stock, Shares Authorized	4,500,000,000	4,500,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares, Outstanding	17,411,217	16,510,563
Preferred Stock, Shares Outstanding	227,838,680	227,838,680	855,000
Conversion of Stock, Shares Converted		855,000
Stock Issued During Period, Shares, Other	3,420
Preferred Stock, Shares Authorized		300,000,000
Preferred Stock, Conversion Basis	Each share of preferred stock is convertible to 50 shares of common stock.